Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	867,806,525.68	42,848
Yield Supplement Overcollateralization Amount 04/30/20	33,375,640.97	0
Receivables Balance 04/30/20	901,182,166.65	42,848
Principal Payments	28,034,386.79	1,056
Defaulted Receivables	1,223,626.53	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	31,903,240.98	0
Pool Balance at 05/31/20	840,020,912.35	41,745

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.47%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,220,480.30	149
Past Due 61-90 days	856,564.14	49
Past Due 91-120 days	768,102.10	40
Past Due 121+ days	0.00	0
Total	4,845,146.54	238

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	646,321.22
Aggregate Net Losses/(Gains) - May 2020	577,305.31
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.77%
Prior Net Losses Ratio	1.70%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.79%
Four Month Average	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	9,660,240.49
Actual Overcollateralization	9,660,240.49
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.42%
Weighted Average Remaining Term	55.26

Flow of Funds	$ Amount
Collections	36,765,801.73
Investment Earnings on Cash Accounts	1,584.97
Servicing Fee(1)	(1,528,804.31)
Transfer to Collection Account	-
Available Funds	35,238,582.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,243,530.29
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,605,838.28
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,660,240.49
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,049,173.33
(12) Collection Account Redeposits	4,388,000.00

Total Distributions of Available Funds	35,238,582.39

Servicing Fee	1,528,804.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	(777,819.17)

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 05/15/20	857,826,750.63
Principal Paid	27,466,078.77
Note Balance @ 06/15/20	830,360,671.86

Class A-1
Note Balance @ 05/15/20	17,916,750.63
Principal Paid	17,916,750.63
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2a
Note Balance @ 05/15/20	309,240,000.00
Principal Paid	7,890,749.88
Note Balance @ 06/15/20	301,349,250.12
Note Factor @ 06/15/20	97.4483411%

Class A-2b
Note Balance @ 05/15/20	65,000,000.00
Principal Paid	1,658,578.26
Note Balance @ 06/15/20	63,341,421.74
Note Factor @ 06/15/20	97.4483411%

Class A-3
Note Balance @ 05/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	336,770,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-4
Note Balance @ 05/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	80,300,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	32,400,000.00
Note Factor @ 06/15/20	100.0000000%

Class C
Note Balance @ 05/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	16,200,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,335,330.29
Total Principal Paid	27,466,078.77
Total Paid	28,801,409.06

Class A-1
Coupon	1.90481%
Interest Paid	29,388.00
Principal Paid	17,916,750.63
Total Paid to A-1 Holders	17,946,138.63

Class A-2a
Coupon	1.96000%
Interest Paid	505,092.00
Principal Paid	7,890,749.88
Total Paid to A-2a Holders	8,395,841.88

Class A-2b
One-Month Libor	0.18363%
Coupon	0.41363%
Interest Paid	23,151.79
Principal Paid	1,658,578.26
Total Paid to A-2b Holders	1,681,730.05

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2395963
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4969494
Total Distribution Amount	26.7365457

A-1 Interest Distribution Amount	0.1238328
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	75.4961682
Total A-1 Distribution Amount	75.6200010

A-2a Interest Distribution Amount	1.6333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	25.5165887
Total A-2a Distribution Amount	27.1499220

A-2b Interest Distribution Amount	0.3561814
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	25.5165886
Total A-2b Distribution Amount	25.8727700

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	58.47
Noteholders' Third Priority Principal Distributable Amount	589.82
Noteholders' Principal Distributable Amount	351.71

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,699,840.43
Investment Earnings	457.38
Investment Earnings Paid	(457.38)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

(1)

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.